                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Growth Index from 8/31/97 through 8/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN STRATEGIC GROWTH FUND     RUSSELL 1000(R) GROWTH INDEX
                                                              --------------------------------     ----------------------------
8/97                                                                       9425.00                           10000.00
                                                                          10210.00                           10492.10
                                                                           9564.00                           10104.30
                                                                           9425.00                           10533.50
                                                                           9619.00                           10651.50
                                                                           9504.00                           10970.00
                                                                          10540.00                           11795.20
                                                                          11150.00                           12265.40
                                                                          11275.00                           12435.10
                                                                          10775.00                           12082.20
                                                                          11729.00                           12822.20
                                                                          11369.00                           12737.40
8/98                                                                       9219.00                           10825.80
                                                                          10224.00                           11657.40
                                                                          10285.00                           12594.30
                                                                          11112.00                           13552.30
                                                                          12960.00                           14774.30
                                                                          14216.00                           15641.80
                                                                          13234.00                           14927.30
                                                                          14864.00                           15713.40
                                                                          14931.00                           15733.50
                                                                          14318.00                           15250.00
                                                                          15698.00                           16318.20
                                                                          15547.00                           15799.60
8/99                                                                      16142.00                           16057.70
                                                                          16365.00                           15720.40
                                                                          18180.00                           16907.70
                                                                          21032.00                           17819.80
                                                                          26401.00                           19673.30
                                                                          26359.00                           18750.70
                                                                          34838.00                           19667.50
                                                                          33209.00                           21075.00
                                                                          29139.00                           20072.10
                                                                          26087.00                           19061.50
                                                                          29357.00                           20506.10
                                                                          28692.00                           19651.10
8/00                                                                      32995.00                           21430.50
                                                                          31345.00                           19403.20
                                                                          28372.00                           18485.30
                                                                          22479.00                           15760.40
                                                                          23401.00                           15261.60
                                                                          22950.00                           16316.00
                                                                          19629.00                           13546.00
                                                                          17926.00                           12072.00
                                                                          19204.00                           13598.80
                                                                          18805.00                           13398.60
                                                                          18231.00                           13088.30
                                                                          17348.00                           12761.20
8/01                                                                      16095.00                           11717.70
                                                                          14392.00                           10547.80
                                                                          14686.00                           11101.20
                                                                          15644.00                           12167.60
                                                                          15775.00                           12144.70
                                                                          15406.00                           11930.20
                                                                          14522.00                           11435.10
                                                                          14925.00                           11830.60
                                                                          14388.00                           10865.00
                                                                          13915.00                           10602.20
                                                                          12811.00                            9621.43
                                                                          11607.00                            9092.49
8/02                                                                      11540.00                            9119.67
                                                                          10843.00                            8173.70
                                                                          11231.00                            8923.49
                                                                          11425.00                            9408.16
                                                                          10534.00                            8758.28
                                                                          10418.00                            8545.77
                                                                          10415.00                            8506.52
                                                                          10594.00                            8664.82
                                                                          11209.00                            9305.60
                                                                          11980.00                            9769.97
                                                                          11980.00                            9904.50
                                                                          12312.00                           10151.00
8/03                                                                      12703.00                           10403.50
                                                                          12263.00                           10292.10
                                                                          13337.00                           10870.20
                                                                          13482.00                           10983.80
                                                                          13467.00                           11363.80
                                                                          13661.00                           11595.90
                                                                          13769.00                           11669.70
                                                                          13624.00                           11453.00
                                                                          13180.00                           11319.90
                                                                          13475.00                           11531.10
                                                                          13788.00                           11674.90
                                                                          12867.00                           11015.00
8/04                                                                      12726.00                           10960.70
                                                                          13095.00                           11065.00
                                                                          13311.00                           11237.50
                                                                          14027.00                           11624.00
                                                                          14411.00                           12079.70
                                                                          13889.00                           11676.90
                                                                          14168.00                           11801.20
                                                                          13900.00                           11586.10
                                                                          13397.00                           11365.50
                                                                          14172.00                           11915.40
                                                                          14302.00                           11871.50
                                                                          14921.00                           12451.70
8/05                                                                      14850.00                           12291.30
                                                                          15204.00                           12347.90
                                                                          14783.00                           12227.90
                                                                          15454.00                           12755.50
                                                                          15521.00                           12715.50
                                                                          16449.00                           12938.70
                                                                          15961.00                           12918.20
                                                                          16177.00                           13108.90
                                                                          16382.00                           13091.10
                                                                          15298.00                           12647.40
                                                                          15372.00                           12597.40
                                                                          14746.00                           12357.50
8/06                                                                      14690.00                           12743.10
                                                                          15022.00                           13093.20
                                                                          15480.00                           13553.50
                                                                          15935.00                           13822.50
                                                                          15928.00                           13869.30
                                                                          16349.00                           14225.80
                                                                          15916.00                           13958.40
                                                                          16185.00                           14034.10
                                                                          16703.00                           14694.80
                                                                          17381.00                           15223.50
                                                                          17225.00                           14996.20
                                                                          17038.00                           14763.70
8/07                                                                      17366.00                           14999.00

                           A SHARES            B SHARES            C SHARES           I SHARES         R SHARES
                        since 10/02/70       since 4/20/92       since 7/06/93     since 10/16/00   since 10/01/02
------------------------------------------------------------------------------------------------------------------
AVERAGE                           W/MAX               W/MAX               W/MAX
ANNUAL                   W/O      5.75%      W/O      5.00%      W/O      1.00%         W/O              W/O
TOTAL                   SALES     SALES     SALES     SALES     SALES     SALES        SALES            SALES
RETURNS                CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES          CHARGES

Since
Inception              14.46%    14.28%    10.77%    10.77%     9.33%     9.33%        -7.30%            9.15%
10-year                 6.30      5.67      5.65      5.65      5.50      5.50            --               --
5-year                  8.52      7.24      7.70      7.47      7.71      7.71          8.79               --
1-year                 18.22     11.43     17.35     12.35     17.36     16.36         18.53            17.84
------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

MARKET CONDITIONS

Despite periods of significant volatility, the U.S. equity market produced strong performance returns overall for the 12-months ended August 31, 2007. The period began with the equity market still in a positive mode following the Federal Open Market Committee's (the "Fed") decision to halt its monetary tightening policy and keep the target federal fund's rate at 5.25%, where it remained through the end of the reporting period. Around this time, oil prices began to recede from their record high level, and the subsequent relief at the pump sparked consumer spending, and in particular back-to-school retail sales, in the third quarter 2006. However, during the forth quarter, both investors' and consumers' enthusiasm diminished somewhat in the face of several unsettling reports and signals. Among these signs were the continued softening of the domestic housing market, the mounting evidence of an economic slowdown per revised reported second and third quarter gross domestic product (GDP) growth data, and the uncertainty of the market's direction following the mid-term elections and the Democrats' new majority in both the House of Representatives and the Senate. As a result, holiday retail sales and market activity through year-end was somewhat inconsistent, albeit generally positive. At the start of the calendar year, the equity market found its footing once again, and stocks experienced a rally that lasted well into February. Following a brief period of anxiety in the equity market caused by the market sell-off in China on February 27(th) and ongoing tensions in the U.S. housing markets, stocks bounced back and preformed strongly throughout the next several months.

In the second half of the reporting period, concerns about the housing market, particularly the subprime mortgage sector (which lends out money to less credit-worthy borrowers), intensified as the pace of foreclosures increased over the spring months. The bankruptcies at a number of mortgage lenders contributed to the demise of several hedge funds invested in subprime-related securities. Subsequently, credit began tightening across the board, removing much of the low-cost liquidity that had helped support the merger and acquisition (M&A) boom and stocks' robust gains for the past several years.

Although stocks generally continued to advance, these developments roiled the domestic equity market and investors remained uncertain about the direction for the remainder of the reporting period.

PERFORMANCE ANALYSIS

Class A, I and R shares of the Van Kampen Strategic Growth Fund outperformed the Russell 1000(R) Growth Index and Class B and C shares underperformed the Russell 1000 Growth Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2007

-----------------------------------------------------------------------------
                                                        RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R    GROWTH INDEX

      18.22%.   17.35%    17.36%    18.53%    17.84%        17.70%
-----------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Van Kampen Strategic Growth Fund's overall outperformance versus the Russell 1000 Growth Index was due to the selection of mostly large capitalization securities that possessed strong fundamental characteristics with an aggressive growth tilt. This positioning served as an effective buffer against the volatile conditions of the domestic equity market during the last months of the reporting period.

On a sector level, the sectors that contributed most significantly to the Fund's outperformance during the period were industrial conglomerates, heavy electrical equipment and telecommunication services. Stock selection within the industrial sector greatly added to relative returns. In particular, the Fund's focus in the aerospace segment significantly buoyed performance, while a reduction of holdings in the defense segment had a positive effect on total returns. In the heavy electrical equipment sector, investment in a company not held in the Russell Index was advantageous to performance, and the Fund's other holdings benefited from the strong demand for machinery and heavy equipment caused by ongoing robust international commercial growth. In the telecommunication services sector, selection of wireless telecommunication companies with a concentration on Latin American countries further helped to enhance relative returns.

Although many sectors contributed positively to the Fund during the period, there were several sectors that had a negative impact on overall performance relative to the Russell 1000 Growth Index. Among these was information technology, where despite the recent strong returns offered by many of the Fund's holdings, a lack of exposure to several key hardware and system software companies along with a sector underweight hurt relative performance. Stock selection in the consumer staples sector was also detrimental to overall returns, even though the Fund's underweight position helped to somewhat mitigate the damaging effects of the holdings. Within the consumer discretionary sector, a lack of exposure to an internet retailer and unfavorable security selection diminished relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

After careful consideration, the Board of Trustees has approved changes to the funds' portfolio management team. Effective September 20, 2007, the U.S. Growth team will assume day-to-day management responsibilities for Van Kampen's Strategic Growth Fund. Members of the team responsible for the day-to-day portfolio management include:

- Dennis Lynch, managing director, joined the firm in 1998 and contributes more than 13 years of investment industry experience

- David Cohen, managing director, joined the firm in 1993 and has 19 years of experience

- Sam Chainani, executive director, joined the firm in 1996 and leverages 11 years of financial industry experience

- Alexander Norton, executive director, joined the firm in 2000 and brings 12 years of investment experience to the team

- Jason Yeung, executive director, joined the firm in 2002 and has ten years of investment experience

TOP 10 HOLDINGS AS OF 8/31/07
Google, Inc., Class A                                             2.7%
Apple, Inc.                                                       2.6
Hewlett-Packard Co.                                               2.5
Precision Castparts Corp.                                         2.4
America Movil SA de CV, Ser L                                     2.4
Roche Holdings AG                                                 2.3
Cisco Systems, Inc.                                               2.1
Intel Corp.                                                       2.0
Schlumberger Ltd.                                                 2.0
ABB Ltd.                                                          2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
Communications Equipment                                          8.6%
Computer Hardware                                                 7.5
Pharmaceuticals                                                   7.2
Aerospace & Defense                                               5.6
Semiconductors                                                    4.2
Biotechnology                                                     4.0
Oil & Gas Equipment & Services                                    3.9
Internet Software & Services                                      3.8
Wireless Telecommunication Services                               3.7
Health Care Equipment                                             3.1
Construction & Farm Machinery & Heavy Trucks                      2.5
Systems Software                                                  2.4
Integrated Oil & Gas                                              2.3
Semiconductor Equipment                                           2.2
Investment Banking & Brokerage                                    2.1
Apparel, Accessories & Luxury Goods                               2.0
Heavy Electrical Equipment                                        2.0
Restaurants                                                       2.0
Fertilizers & Agricultural Chemicals                              1.8
Computer Storage & Peripherals                                    1.7
Industrial Conglomerates                                          1.7
IT Consulting & Other Services                                    1.6
Soft Drinks                                                       1.5
Household Products                                                1.5
Drug Retail                                                       1.4
Internet Retail                                                   1.3
Apparel Retail                                                    1.3
Integrated Telecommunication Services                             1.3
Hypermarkets & Super Centers                                      1.2
Footwear                                                          1.2
Other Diversified Financial Services                              1.2
Specialty Stores                                                  1.0
Diversified Metals & Mining                                       1.0
Auto Parts & Equipment                                            0.9
Computer & Electronics Retail                                     0.9
Railroads                                                         0.8
Oil & Gas Exploration & Production                                0.8
Specialized Finance                                               0.8
Application Software                                              0.7
Oil & Gas Refining & Marketing                                    0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/07
                                       (continued from previous page)
Air Freight & Logistics                                           0.5
Multi-Line Insurance                                              0.5
Asset Management & Custody Banks                                  0.5
Life & Health Insurance                                           0.5
Real Estate Management & Development                              0.5
Electric Utilities                                                0.5
Electronic Manufacturing Services                                 0.5
Specialized Consumer Services                                     0.5
                                                                -----
Total Long-Term Investments                                      99.2
Total Repurchase Agreements                                       2.0
Liabilities in Excess of Other Assets                            (1.2)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/07 - 8/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/07           8/31/07       3/1/07-8/31/07
Class A Actual................................    $1,000.00        $1,091.10          $5.80
  Hypothetical................................     1,000.00         1,019.66           5.60
  (5% annual return before expenses)
Class B Actual................................     1,000.00         1,087.03           9.78
  Hypothetical................................     1,000.00         1,015.83           9.45
  (5% annual return before expenses)
Class C Actual................................     1,000.00         1,087.00           9.78
  Hypothetical................................     1,000.00         1,015.83           9.45
  (5% annual return before expenses)
Class I Actual................................     1,000.00         1,092.42           4.48
  Hypothetical................................     1,000.00         1,020.92           4.33
  (5% annual return before expenses)
Class R Actual................................     1,000.00         1,089.68           7.06
  Hypothetical................................     1,000.00         1,018.45           6.82
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.86%, 1.86%, 0.85% and 1.34% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.2%
AEROSPACE & DEFENSE  5.6%
Alliant Techsystems, Inc. (a)...............................   250,000    $   26,327,500
BE Aerospace, Inc. (a)......................................   500,000        19,485,000
Goodrich Corp. .............................................   450,000        28,422,000
Honeywell International, Inc. ..............................   800,000        44,920,000
Precision Castparts Corp. ..................................   700,000        91,217,000
                                                                          --------------
                                                                             210,371,500
                                                                          --------------
AIR FREIGHT & LOGISTICS  0.5%
C.H. Robinson Worldwide, Inc. ..............................   400,000        19,616,000
                                                                          --------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.0%
Coach, Inc. (a).............................................   600,000        26,718,000
Phillips-Van Heusen Corp. ..................................   550,000        32,026,500
Under Armour, Inc., Class A (a).............................   250,000        16,252,500
                                                                          --------------
                                                                              74,997,000
                                                                          --------------
APPAREL RETAIL  1.3%
Guess?, Inc. ...............................................   400,000        21,200,000
TJX Cos., Inc. .............................................   900,000        27,441,000
                                                                          --------------
                                                                              48,641,000
                                                                          --------------
APPLICATION SOFTWARE  0.7%
NAVTEQ Corp. (a)............................................   450,000        28,350,000
                                                                          --------------

ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Janus Capital Group, Inc. ..................................   700,000        18,613,000
                                                                          --------------

AUTO PARTS & EQUIPMENT  0.9%
Johnson Controls, Inc. .....................................   300,000        33,930,000
                                                                          --------------

BIOTECHNOLOGY  4.0%
Celgene Corp. (a)...........................................  1,000,000       64,210,000
Gilead Sciences, Inc. (a)...................................  1,600,000       58,192,000
Vertex Pharmaceuticals, Inc. (a)............................   700,000        27,272,000
                                                                          --------------
                                                                             149,674,000
                                                                          --------------
COMMUNICATIONS EQUIPMENT  8.6%
Cisco Systems, Inc. (a).....................................  2,450,000       78,204,000
CommScope, Inc. (a).........................................   300,000        16,980,000
Corning, Inc. ..............................................  1,500,000       35,055,000
Juniper Networks, Inc. (a)..................................  1,000,000       32,920,000
Nokia Oyj--ADR (Finland)....................................  1,800,000       59,184,000
QUALCOMM, Inc. .............................................   700,000        27,923,000
Research In Motion Ltd. (Canada) (a)........................   600,000        51,246,000
Riverbed Technology, Inc. (a)...............................   500,000        22,200,000
                                                                          --------------
                                                                             323,712,000
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.9%
GameStop Corp., Class A (a).................................   650,000        32,591,000
                                                                          --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMPUTER HARDWARE  7.5%
Apple, Inc. (a).............................................   700,000    $   96,936,000
Dell, Inc. (a)..............................................  1,400,000       39,550,000
Hewlett-Packard Co. ........................................  1,900,000       93,765,000
IBM Corp. ..................................................   450,000        52,510,500
                                                                          --------------
                                                                             282,761,500
                                                                          --------------
COMPUTER STORAGE & PERIPHERALS  1.7%
EMC Corp. (a)...............................................  1,600,000       31,456,000
SanDisk Corp. (a)...........................................   600,000        33,636,000
                                                                          --------------
                                                                              65,092,000
                                                                          --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.5%
Cummins, Inc. ..............................................   200,000        23,684,000
Deere & Co. ................................................   350,000        47,621,000
Manitowoc Co., Inc. ........................................   300,000        23,847,000
                                                                          --------------
                                                                              95,152,000
                                                                          --------------
DIVERSIFIED METALS & MINING  1.0%
Southern Copper Corp. ......................................   350,000        36,837,500
                                                                          --------------

DRUG RETAIL  1.4%
CVS Caremark Corp. .........................................  1,350,000       51,057,000
                                                                          --------------

ELECTRIC UTILITIES  0.5%
Exelon Corp. ...............................................   250,000        17,667,500
                                                                          --------------

ELECTRONIC MANUFACTURING SERVICES  0.5%
Trimble Navigation Ltd. (a).................................   500,000        17,655,000
                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.8%
Monsanto Co. ...............................................  1,000,000       69,740,000
                                                                          --------------

FOOTWEAR  1.2%
Crocs, Inc. (a).............................................   450,000        26,568,000
NIKE, Inc., Class B.........................................   350,000        19,719,000
                                                                          --------------
                                                                              46,287,000
                                                                          --------------
HEALTH CARE EQUIPMENT  3.1%
Baxter International, Inc. .................................  1,250,000       68,450,000
Hologic, Inc. (a)...........................................   900,000        47,835,000
                                                                          --------------
                                                                             116,285,000
                                                                          --------------
HEAVY ELECTRICAL EQUIPMENT  2.0%
ABB Ltd.--ADR (Switzerland).................................  3,000,000       73,980,000
                                                                          --------------

HOUSEHOLD PRODUCTS  1.5%
Energizer Holdings, Inc. (a)................................   200,000        21,186,000
Procter & Gamble Co. .......................................   550,000        35,920,500
                                                                          --------------
                                                                              57,106,500
                                                                          --------------
HYPERMARKETS & SUPER CENTERS  1.2%
Costco Wholesale Corp. .....................................   750,000        46,312,500
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  1.7%
3M Co. .....................................................   450,000    $   40,945,500
McDermott International, Inc. (Panama) (a)..................   250,000        23,997,500
                                                                          --------------
                                                                              64,943,000
                                                                          --------------
INTEGRATED OIL & GAS  2.3%
Exxon Mobil Corp. ..........................................   700,000        60,011,000
Occidental Petroleum Corp. .................................   500,000        28,345,000
                                                                          --------------
                                                                              88,356,000
                                                                          --------------
INTEGRATED TELECOMMUNICATION SERVICES  1.3%
AT&T, Inc. .................................................  1,200,000       47,844,000
                                                                          --------------

INTERNET RETAIL  1.3%
Amazon.com, Inc. (a)........................................   350,000        27,968,500
Priceline.com, Inc. (a).....................................   250,000        20,745,000
                                                                          --------------
                                                                              48,713,500
                                                                          --------------
INTERNET SOFTWARE & SERVICES  3.8%
Baidu.com, Inc.--ADR (Cayman Islands) (a)...................   100,000        20,820,000
Google, Inc., Class A (a)...................................   200,000       103,050,000
VeriSign, Inc. (a)..........................................   600,000        19,320,000
                                                                          --------------
                                                                             143,190,000
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  2.1%
Charles Schwab Corp. .......................................  2,750,000       54,450,000
Goldman Sachs Group, Inc. ..................................   150,000        26,401,500
                                                                          --------------
                                                                              80,851,500
                                                                          --------------
IT CONSULTING & OTHER SERVICES  1.6%
Accenture Ltd., Class A (Bermuda)...........................  1,500,000       61,815,000
                                                                          --------------

LIFE & HEALTH INSURANCE  0.5%
Prudential Financial, Inc. .................................   200,000        17,956,000
                                                                          --------------

MULTI-LINE INSURANCE  0.5%
Loews Corp. ................................................   400,000        18,804,000
                                                                          --------------

OIL & GAS EQUIPMENT & SERVICES  3.9%
Cameron International Corp. (a).............................   550,000        44,973,500
National-Oilwell Varco, Inc. (a)............................   200,000        25,600,000
Schlumberger Ltd. (Netherlands Antilles)....................   800,000        77,200,000
                                                                          --------------
                                                                             147,773,500
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  0.8%
Devon Energy Corp. .........................................   400,000        30,124,000
                                                                          --------------

OIL & GAS REFINING & MARKETING  0.5%
Valero Energy Corp. ........................................   300,000        20,553,000
                                                                          --------------

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.2%
Bank of America Corp. ......................................   350,000    $   17,738,000
JPMorgan Chase & Co. .......................................   600,000        26,712,000
                                                                          --------------
                                                                              44,450,000
                                                                          --------------
PHARMACEUTICALS  7.2%
Abbott Laboratories.........................................  1,050,000       54,505,500
Roche Holdings AG--ADR (Switzerland)........................  1,000,000       86,898,900
Schering-Plough Corp. ......................................  2,000,000       60,040,000
Shire PLC--ADR (United Kingdom).............................   900,000        70,866,000
                                                                          --------------
                                                                             272,310,400
                                                                          --------------
RAILROADS  0.8%
Canadian National Railway Co. (Canada)......................   600,000        31,590,000
                                                                          --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.5%
CB Richard Ellis Group, Inc., Class A (a)...................   600,000        17,712,000
                                                                          --------------

RESTAURANTS  2.0%
McDonald's Corp. ...........................................  1,500,000       73,875,000
                                                                          --------------

SEMICONDUCTOR EQUIPMENT  2.2%
KLA-Tencor Corp. ...........................................   550,000        31,608,500
MEMC Electronic Materials, Inc. (a).........................   500,000        30,710,000
Varian Semiconductor Equipment Associates, Inc. (a).........   350,000        19,470,500
                                                                          --------------
                                                                              81,789,000
                                                                          --------------
SEMICONDUCTORS  4.2%
Altera Corp. ...............................................   850,000        20,238,500
Intel Corp. ................................................  3,000,000       77,250,000
Intersil Corp., Class A.....................................   600,000        19,992,000
Texas Instruments, Inc. ....................................  1,200,000       41,088,000
                                                                          --------------
                                                                             158,568,500
                                                                          --------------
SOFT DRINKS  1.5%
PepsiCo, Inc. ..............................................   850,000        57,825,500
                                                                          --------------

SPECIALIZED CONSUMER SERVICES  0.5%
Sotheby's...................................................   400,000        17,312,000
                                                                          --------------

SPECIALIZED FINANCE  0.8%
IntercontinentalExchange, Inc. (a)..........................   200,000        29,174,000
                                                                          --------------

SPECIALTY STORES  1.0%
Dick's Sporting Goods, Inc. (a).............................   214,100        13,895,090
Tiffany & Co. ..............................................   500,000        25,665,000
                                                                          --------------
                                                                              39,560,090
                                                                          --------------

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  2.4%
Microsoft Corp. ............................................  1,500,000   $   43,095,000
Oracle Corp. (a)............................................  2,000,000       40,560,000
VMware, Inc., Class A (a)...................................   103,700         7,143,893
                                                                          --------------
                                                                              90,798,893
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES  3.7%
America Movil SA de CV, Ser L--ADR (Mexico).................  1,500,000       90,690,000
Vimpel-Communications--ADR (Russia).........................  2,000,000       48,800,000
                                                                          --------------
                                                                             139,490,000
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  99.2%
  (Cost $3,071,684,613)................................................    3,741,807,883
                                                                          --------------

REPURCHASE AGREEMENTS  2.0%
Banc of America Securities ($25,033,238 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 08/31/07, to be sold on 09/04/07 at $25,047,980)........       25,033,238
Citigroup Global Markets, Inc. ($22,251,767 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
5.25%, dated 08/31/07, to be sold on 09/04/07 at $22,264,747)..........       22,251,767
State Street Bank & Trust Co. ($27,025,995 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.83%, dated 08/31/07, to be sold on 09/04/07 at $27,040,499)........       27,025,995
                                                                          --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $74,311,000)...................................................       74,311,000
                                                                          --------------

TOTAL INVESTMENTS  101.2%
  (Cost $3,145,995,613)................................................    3,816,118,883

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.2%)..........................      (44,459,844)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $3,771,659,039
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007

ASSETS:
Total Investments (Cost $3,145,995,613).....................  $ 3,816,118,883
Cash........................................................              320
Receivables:
  Investments Sold..........................................       39,833,093
  Dividends.................................................        2,281,250
  Fund Shares Sold..........................................          689,193
  Interest..................................................           10,556
Other.......................................................          633,216
                                                              ---------------
    Total Assets............................................    3,859,566,511
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       72,209,894
  Fund Shares Repurchased...................................        7,690,434
  Distributor and Affiliates................................        3,627,192
  Investment Advisory Fee...................................        1,419,138
Trustees' Deferred Compensation and Retirement Plans........          729,403
Accrued Expenses............................................        2,231,411
                                                              ---------------
    Total Liabilities.......................................       87,907,472
                                                              ---------------
NET ASSETS..................................................  $ 3,771,659,039
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $ 8,109,245,832
Net Unrealized Appreciation.................................      670,123,270
Accumulated Net Investment Loss.............................         (671,376)
Accumulated Net Realized Loss...............................   (5,007,038,687)
                                                              ---------------
NET ASSETS..................................................  $ 3,771,659,039
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,546,740,770 and 54,660,272 shares of
    beneficial interest issued and outstanding).............  $         46.59
    Maximum sales charge (5.75%* of offering price).........             2.84
                                                              ---------------
    Maximum offering price to public........................  $         49.43
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $982,228,027 and 25,045,922 shares of
    beneficial interest issued and outstanding).............  $         39.22
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $190,230,926 and 4,728,598 shares of
    beneficial interest issued and outstanding).............  $         40.23
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,006,036 and 1,055,043 shares of
    beneficial interest issued and outstanding).............  $         47.40
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,453,280 and 53,276 shares of beneficial
    interest issued and outstanding)........................  $         46.05
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $515,097)....  $ 34,043,468
Interest....................................................     6,607,546
                                                              ------------
  Total Income..............................................    40,651,014
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................     6,615,796
  Class B...................................................    11,361,882
  Class C...................................................     2,142,151
  Class R...................................................         8,971
Investment Advisory Fee.....................................    18,361,091
Transfer Agent Fees.........................................    15,430,987
Reports to Shareholders.....................................       971,577
Accounting and Administrative Expenses......................       491,426
Custody.....................................................       189,042
Professional Fees...........................................       171,388
Trustees' Fees and Related Expenses.........................       119,786
Registration Fees...........................................       101,479
Other.......................................................       150,891
                                                              ------------
    Total Expenses..........................................    56,116,467
    Less Credits Earned on Cash Balances....................       162,291
                                                              ------------
    Net Expenses............................................    55,954,176
                                                              ------------
NET INVESTMENT LOSS.........................................  $(15,303,162)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $418,964,548
  Foreign Currency Transactions.............................          (135)
                                                              ------------
Net Realized Gain...........................................   418,964,413
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   390,690,115
  End of the Period.........................................   670,123,270
                                                              ------------
Net Unrealized Appreciation During the Period...............   279,433,155
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $698,397,568
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $683,094,406
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED
                                                         AUGUST 31, 2007    AUGUST 31, 2006
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss....................................  $   (15,303,162)   $   (28,467,728)
Net Realized Gain......................................      418,964,413        602,318,022
Net Unrealized Appreciation/Depreciation During
  the Period...........................................      279,433,155       (592,957,591)
                                                         ---------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      683,094,406        (19,107,297)
                                                         ---------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      361,164,686        511,765,322
Cost of Shares Repurchased.............................   (1,533,900,373)    (1,593,108,658)
                                                         ---------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....   (1,172,735,687)    (1,081,343,336)
                                                         ---------------    ---------------
TOTAL DECREASE IN NET ASSETS...........................     (489,641,281)    (1,100,450,633)
NET ASSETS:
Beginning of the Period................................    4,261,300,320      5,361,750,953
                                                         ---------------    ---------------
End of the Period (Including accumulated net investment
  loss of $671,376 and $602,271, respectively).........  $ 3,771,659,039    $ 4,261,300,320
                                                         ===============    ===============

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS A SHARES                          --------------------------------------------------------
                                          2007        2006        2005        2004        2003
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $  39.41    $  39.84    $  34.14    $  34.08    $  30.96
                                        --------    --------    --------    --------    --------
  Net Investment Loss (a).............     (0.05)      (0.12)      -0-(c)      (0.16)      (0.18)
  Net Realized and Unrealized
    Gain/Loss.........................      7.23       (0.31)       5.70        0.22        3.30
                                        --------    --------    --------    --------    --------
Total from Investment Operations......      7.18       (0.43)       5.70        0.06        3.12
                                        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD....  $  46.59    $  39.41    $  39.84    $  34.14    $  34.08
                                        ========    ========    ========    ========    ========

Total Return (b)......................    18.22%      -1.08%      16.70%       0.18%      10.08%
Net Assets at End of the Period (In
  millions)...........................  $2,546.7    $2,727.5    $3,240.5    $3,663.9    $4,222.8
Ratio of Expenses to Average Net
  Assets..............................     1.13%       1.09%       1.14%       1.08%       1.15%
Ratio of Net Investment Loss to
  Average Net Assets..................    (0.13%)     (0.29%)     (0.00%)     (0.46%)     (0.61%)
Portfolio Turnover....................      111%        109%        100%        177%        180%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

 22                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED AUGUST 31,
CLASS B SHARES                           ------------------------------------------------------
                                          2007       2006        2005        2004        2003
                                         ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $33.42    $  34.05    $  29.40    $  29.57    $  27.07
                                         ------    --------    --------    --------    --------
  Net Investment Loss (a)..............   (0.33)      (0.37)      (0.25)      (0.38)      (0.36)
  Net Realized and Unrealized
    Gain/Loss..........................    6.13       (0.26)       4.90        0.21        2.86
                                         ------    --------    --------    --------    --------
Total from Investment Operations.......    5.80       (0.63)       4.65       (0.17)       2.50
                                         ------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD.....  $39.22    $  33.42    $  34.05    $  29.40    $  29.57
                                         ======    ========    ========    ========    ========

Total Return (b).......................  17.35%      -1.85%      15.82%      -0.57%       9.24%
Net Assets at End of the Period (In
  millions)............................  $982.2    $1,237.7    $1,731.5    $2,010.4    $2,346.3
Ratio of Expenses to Average
  Net Assets...........................   1.89%       1.85%       1.90%       1.85%       1.91%
Ratio of Net Investment Loss to Average
  Net Assets...........................  (0.89%)     (1.05%)     (0.76%)     (1.23%)     (1.37%)
Portfolio Turnover.....................    111%        109%        100%        177%        180%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS C SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $34.28    $34.92    $30.16    $30.34    $27.75
                                              ------    ------    ------    ------    ------
  Net Investment Loss (a)...................   (0.34)    (0.38)    (0.25)    (0.39)    (0.36)
  Net Realized and Unrealized Gain/Loss.....    6.29     (0.26)     5.01      0.21      2.95
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    5.95     (0.64)     4.76     (0.18)     2.59
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $40.23    $34.28    $34.92    $30.16    $30.34
                                              ======    ======    ======    ======    ======

Total Return (b)............................  17.36%    -1.83%    15.78%    -0.59%     9.33%(c)
Net Assets at End of the Period (In
  millions).................................  $190.2    $238.4    $332.8    $430.2    $570.1
Ratio of Expenses to Average Net Assets.....   1.89%     1.85%     1.90%     1.85%     1.91%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (0.89%)   (1.05%)   (0.75%)   (1.23%)   (1.34%)(c)
Portfolio Turnover..........................    111%      109%      100%      177%      180%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .03%.

 24                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS I SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $39.99    $40.33    $34.47    $34.33    $31.10
                                              ------    ------    ------    ------    ------
  Net Investment Income/Loss (a)............    0.05     (0.01)     0.07     (0.08)    (0.11)
  Net Realized and Unrealized Gain/Loss.....    7.36     (0.33)     5.79      0.22      3.34
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    7.41     (0.34)     5.86      0.14      3.23
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $47.40    $39.99    $40.33    $34.47    $34.33
                                              ======    ======    ======    ======    ======

Total Return (b)............................  18.53%    -0.84%    17.00%     0.41%    10.39%
Net Assets at End of the Period (In
  millions).................................  $ 50.0    $ 55.6    $ 55.0    $ 31.8    $ 33.9
Ratio of Expenses to Average Net Assets.....   0.88%     0.84%     0.90%     0.84%     0.90%
Ratio of Net Investment Income/Loss to
  Average Net Assets........................   0.12%    (0.03%)    0.20%    (0.21%)   (0.36%)
Portfolio Turnover..........................    111%      109%      100%      177%      180%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             25

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                OCTOBER 1, 2002
                                                                                 (COMMENCEMENT
                                               YEAR ENDED AUGUST 31,             OF INVESTMENT
CLASS R SHARES                         --------------------------------------    OPERATIONS) TO
                                        2007      2006        2005      2004    AUGUST 31, 2003
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $39.08    $39.58      $34.02    $34.04        $29.94
                                       ------    ------      ------    ------        ------
  Net Investment Loss (a)............   (0.14)    (0.19)      (0.04)    (0.24)        (0.24)
  Net Realized and Unrealized
    Gain/Loss........................    7.11     (0.31)       5.60      0.22          4.34
                                       ------    ------      ------    ------        ------
Total from Investment Operations.....    6.97     (0.50)       5.56     (0.02)         4.10
                                       ------    ------      ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD...  $46.05    $39.08      $39.58    $34.02        $34.04
                                       ======    ======      ======    ======        ======

Total Return (b).....................  17.84%    -1.26%(c)   16.34%    -0.06%       13.69%*
Net Assets at End of the Period (In
  millions)..........................  $  2.5    $  2.0      $  2.0    $ 20.0        $  0.5
Ratio of Expenses to Average Net
  Assets.............................   1.38%    1.27%(c)     1.37%     1.33%         1.41%
Ratio of Net Investment Loss to
  Average Net Assets.................  (0.34%)   (0.47%)(c)  (0.11%)   (0.65%)       (0.85%)
Portfolio Turnover...................    111%      109%        100%      177%          180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets, and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than .50%.

 26                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $419,806,059. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $5,006,227,572, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$2,253,729,859..............................................  August 31, 2010
 2,752,497,713..............................................  August 31, 2011

    At August 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $3,146,806,727
                                                              ==============
Gross tax unrealized appreciation...........................  $  713,965,120
Gross tax unrealized depreciation...........................     (44,652,964)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  669,312,156
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. There were no distributions paid during the years ended August 31, 2007 and 2006.

    Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2007:

     ACCUMULATED NET   ACCUMULATED NET
     INVESTMENT LOSS    REALIZED LOSS      CAPITAL
     ---------------   ---------------   ------------
       $15,234,057         $30,532       $(15,264,589)

    As of August 31, 2007, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2007, the Fund's custody fee was reduced by $162,291 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................    .575%
Next $350 million...........................................    .525%
Next $350 million...........................................    .475%
Over $1.05 billion..........................................    .425%

    For the year ended August 31, 2007, the Fund recognized expenses of approximately $97,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $186,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2007, the Fund recognized expenses of approximately $12,122,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $559,859 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $557,685.

    For the year ended August 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $345,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $1,287,700. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2007 and 2006, transactions were as follows:

                                          FOR THE                           FOR THE
                                         YEAR ENDED                        YEAR ENDED
                                      AUGUST 31, 2007                   AUGUST 31, 2006
                               ------------------------------    ------------------------------
                                 SHARES            VALUE           SHARES            VALUE
Sales:
  Class A....................    6,544,066    $   286,906,971      9,539,369    $   395,313,593
  Class B....................    1,315,980         48,489,603      2,047,020         72,463,766
  Class C....................      222,561          8,351,927        394,163         14,361,191
  Class I....................      357,770         15,645,437        677,738         28,589,018
  Class R....................       39,604          1,770,748         25,099          1,037,754
                               -----------    ---------------    -----------    ---------------
Total Sales..................    8,479,981    $   361,164,686     12,683,389    $   511,765,322
                               ===========    ===============    ===========    ===============
Repurchases:
  Class A....................  (21,091,877)   $  (918,641,244)   (21,666,389)   $  (899,288,527)
  Class B....................  (13,306,293)      (491,004,084)   (15,868,735)      (558,115,587)
  Class C....................   (2,448,340)       (91,957,524)    (2,967,859)      (107,402,540)
  Class I....................     (693,514)       (30,627,206)      (651,419)       (27,373,544)
  Class R....................      (38,720)        (1,670,315)       (22,588)          (928,460)
                               -----------    ---------------    -----------    ---------------
Total Repurchases............  (37,578,744)   $(1,533,900,373)   (41,176,990)   $(1,593,108,658)
                               ===========    ===============    ===========    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended August 31, 2007, the Fund received redemption fees of approximately $15,100 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,368,731,126 and $5,265,376,130, respectively.

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2007 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,919,800 and $1,476,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

9. FUND MERGER

On September 19, 2007, the Trustees of Van Kampen Strategic Growth Fund ("Target Fund") announced its intention to merge the Target Fund into the Van Kampen Pace Fund ("Acquiring Fund"). The Trustees of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Fund.

VAN KAMPEN STRATEGIC GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Strategic Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Strategic Growth Fund (formerly the Van Kampen Emerging Growth Fund) (the "Fund") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Strategic Growth Fund at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
October 16, 2007

VAN KAMPEN STRATEGIC GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN STRATEGIC GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of H&R Block,
                                                       ("Allstate") and Allstate               Amgen Inc., a
                                                       Insurance Company. Prior                biotechnological company,
                                                       to January 1995,                        and Valero Energy
                                                       President and Chief                     Corporation, an
                                                       Executive Officer of                    independent refining
                                                       Allstate. Prior to August               company.
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN STRATEGIC GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN STRATEGIC GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of FINRA,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN STRATEGIC GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN STRATEGIC GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(65)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute of Technology
                                                                                               and the Colorado College.

VAN KAMPEN STRATEGIC GROWTH FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN STRATEGIC GROWTH FUND

TRUSTEES AND OFFICERS continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E14 4AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN STRATEGIC GROWTH FUND
TRUSTEES AND OFFICERS continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        16, 116, 216, 516, 316
                                                                  EMGANN 10/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-03925P-Y08/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006 and June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. All three editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $71,100                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0         $  781,800(2)
   TAX FEES.............   $ 2,575(3)      $   63,070(4)
   ALL OTHER FEES.......   $     0         $  157,910(5)
TOTAL NON-AUDIT FEES....   $ 2,575         $1,002,780
TOTAL...................   $73,675         $1,002,780

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $69,000                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0         $  706,000(2)
   TAX FEES.............   $ 2,300(3)      $   75,537(4)
   ALL OTHER FEES.......   $     0         $  749,041(5)
TOTAL NON-AUDIT FEES....   $ 2,300         $1,530,578
TOTAL...................   $71,300         $1,530,578

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Growth Fund


By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Ronald E. Robison
     -----------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    ------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007